Document and Entity Information	9 Months Ended
Sep. 30, 2017 shares
Document And Entity Information
Entity Registrant Name	Digatrade Financial Corp.
Entity Central Index Key	0001369128
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	45,159,650
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017